UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2016

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

Annual Report

August 31, 2016

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2016 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report	2

Fidelity® Corporate Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Corporate Bond ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Corporate Bond ETF – NAV	9.30%	4.64%
Fidelity Corporate Bond ETF – Market Price	9.24%	4.70%
Barclays® U.S. Credit Bond Index	9.14%	4.82%

Average annual total returns represent just that – the average return on an annual basis for Fidelity Corporate Bond ETF and the fund’s benchmark, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended September 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Corporate Bond ETF – NAV	9.23%	4.42%
Fidelity Corporate Bond ETF – Market Price	9.58%	4.54%
Barclays® U.S. Credit Bond Index	8.30%	4.47%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Corporate Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Credit Bond Index performed over the same period.

3	Annual Report

Fidelity® Corporate Bond ETF

Management’s Discussion of Fund Performance

Market Recap: Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Portfolio Managers Michael Plage and David Prothro: For the year, the fund gained 9.30% on a net asset value basis, with a market return of 9.24% slightly outpacing the 9.14% return of its benchmark, the Barclays® U.S. Credit Bond Index. Performance versus the benchmark was bolstered by security selection among government-related holdings, along with an underweighting in that sector. Our holdings included positions in certain government-owned energy companies, such as Brazil’s Petrobras, along with several taxable municipal bond issues. Selections among financials, most notably banks, finance companies and real estate investment trusts (REITs) provided a further boost to relative performance. Having exposure to longer-maturity bonds as interest rates declined was another positive factor. In industrials, positions in long-dated bonds from communications and energy issuers also proved additive, as did an overweighting in communications. On the downside, a combined stake in cash and U.S. Treasuries, which was held for liquidity purposes, hampered relative performance amid the credit-driven rally during the period’s second half.

Note to Shareholders: On October 1, 2016, Matthew Bartlett joined David Prothro and Michael Plage as Co-Portfolio Manager of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

As of August 31, 2016

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

As of August 31, 2016

Annual Report	4

Fidelity® Limited Term Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Limited Term Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Limited Term Bond ETF – NAV	3.37%	2.41%
Fidelity Limited Term Bond ETF – Market Price	3.20%	2.62%
Barclays U.S. 1-5 Year Government/Credit Bond Index	2.38%	1.93%
Fidelity Limited Term Composite IndexSM	3.07%	2.24%
Barclays U.S. 1-5 Year Credit Bond Index	3.38%	2.38%
Barclays U.S. 1-5 Year Government Bond Index	1.86%	1.69%

Average annual total returns represent just that – the average return on an annual basis for Fidelity Limited Term Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended September 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Limited Term Bond ETF – NAV	3.12%	2.35%
Fidelity Limited Term Bond ETF – Market Price	2.84%	2.53%
Barclays U.S. 1-5 Year Government/Credit Bond Index	2.06%	1.93%
Fidelity Limited Term Composite IndexSM	2.77%	2.21%
Barclays U.S. 1-5 Year Credit Bond Index	3.08%	2.34%
Barclays U.S. 1-5 Year Government Bond Index	1.52%	1.70%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Limited Term Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

5	Annual Report

Fidelity® Limited Term Bond ETF

Management’s Discussion of Fund Performance

Market Recap: Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Lead Portfolio Manager Rob Galusza: For the year, the fund gained about 3% (on both a net asset value and market price basis), besting, net of fees, the 3.07% return of the Fidelity Limited Term Composite Index. In a fairly volatile period, overweighting corporate bonds helped the fund’s performance versus the Composite index, notably the bonds of financial firms and energy companies. New issues from some high-quality companies in the communications segment also contributed. Outside of corporates, the fund benefited from its underweighting in U.S. government-agency debt, which lagged U.S. Treasuries. Conversely, nothing about our positioning was particularly negative. That said, our picks among the bonds of energy companies detracted, mainly early in the period. The bonds of utility companies also cost us to some degree. Our asset-backed securities picks also hurt a bit. Elsewhere, the fund’s overall yield-curve positioning detracted to a degree, as did an average cash position of about 3%. At period end, we maintained an overweighting in corporate bonds, where we continued to find value. We added significantly to the fund’s Treasury holdings the past year, mainly to allow us more “dry powder” for future opportunities. In addition, we reduced exposure to several securitized sectors. Looking ahead, we continue to make investments in areas where we have high conviction.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

As of August 31, 2016

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

As of August 31, 2016

Annual Report	6

Fidelity® Total Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Total Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Total Bond ETF – NAV	6.84%	3.99%
Fidelity Total Bond ETF – Market Price	6.80%	4.14%
Barclays U.S. Aggregate Bond Index	5.97%	4.02%
Barclays U.S. Universal Bond Index	6.50%	4.13%

Average annual total returns represent just that – the average return on an annual basis for Fidelity Total Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended September 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Total Bond ETF – NAV	7.95%	3.94%
Fidelity Total Bond ETF – Market Price	8.87%	4.17%
Barclays U.S. Aggregate Bond Index	5.19%	3.82%
Barclays U.S. Universal Bond Index	6.11%	3.97%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Total Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

7	Annual Report

Fidelity® Total Bond ETF

Management’s Discussion of Fund Performance

Market Recap: Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Lead Portfolio Manager Ford O’Neil: For the year, the fund’s net asset value and market price each returned nearly 7%, outpacing, net of fees, the Barclays U.S. Aggregate Index. Asset allocation boosted relative performance, including out-of-benchmark positions in non-investment-grade bonds. These holdings, including high-yield corporates and leveraged loans, were some of the U.S. bond market’s best performers. The fund’s overweighted exposure to investment-grade emerging-markets debt also was a plus. Meanwhile, underweighting Treasury securities and agency mortgage-backed securities aided the fund’s relative performance, which was tempered by a hurtful out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS). Our above-benchmark weighting in investment-grade corporates also added value, as did bond choices there. Within corporates, overweighted exposure to financials helped, and choices within the industrials segment were advantageous. Conversely, we had a modest misstep in the electric utilities group within corporates, owning a handful of poor performers.

Note to Shareholders: On October 1, 2016, Michael Weaver and Celso Munoz joined Ford O’Neil, Michael Plage and Michael Foggin as Co-Portfolio Managers of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

As of August 31, 2016

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

As of August 31, 2016

Annual Report	8

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During PeriodB March 1, 2016 to August 31, 2016
Fidelity Corporate Bond ETF	.45%
Actual		$1,000.00	$1,103.50	$2.38
HypotheticalC		$1,000.00	$1,022.87	$2.29
Fidelity Limited Term Bond ETF	.45%
Actual		$1,000.00	$1,024.50	$2.29
HypotheticalC		$1,000.00	$1,022.87	$2.29
Fidelity Total Bond ETF	.45%
Actual		$1,000.00	$1,075.10	$2.35
HypotheticalC		$1,000.00	$1,022.87	$2.29

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

C	5% return per year before expenses.

9	Annual Report

Fidelity Corporate Bond ETF

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds – 88.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 6.9%
Automobiles – 0.5%
General Motors Co. 5.20% 4/1/45	$200,000	$212,916

Hotels, Restaurants & Leisure – 0.8%
McDonald’s Corp.:
3.70% 1/30/26	15,000	16,210
4.875% 12/9/45	50,000	59,145
6.30% 3/1/38	200,000	265,938

		341,293

Household Durables – 0.7%
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	260,738

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc. 4.80% 12/5/34	200,000	240,172

Media – 4.3%
Comcast Corp. 4.50% 1/15/43	306,000	352,037
Discovery Communications LLC 4.875% 4/1/43	255,000	240,987
Time Warner Cable, Inc.:
4.50% 9/15/42	100,000	96,746
5.85% 5/1/17	765,000	787,188
6.20% 3/15/40	221,000	285,367

		1,762,325

TOTAL CONSUMER DISCRETIONARY		2,817,444

CONSUMER STAPLES – 5.4%
Beverages – 3.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	300,000	309,153
3.65% 2/1/26	65,000	69,395
4.70% 2/1/36	207,000	239,932
4.90% 2/1/46	165,000	199,528
Constellation Brands, Inc. 3.75% 5/1/21	425,000	449,437

		1,267,445

Food & Staples Retailing – 1.7%
CVS Health Corp.:
1.90% 7/20/18	50,000	50,615
2.80% 7/20/20	50,000	52,072
4.875% 7/20/35	150,000	178,724
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	392,000	394,291

		675,702

Food Products – 0.1%
The JM Smucker Co. 2.50% 3/15/20	47,000	48,162

Tobacco – 0.5%
Reynolds American, Inc. 4.45% 6/12/25	200,000	224,443

TOTAL CONSUMER STAPLES		2,215,752

	Principal Amount	Value
CONSUMER, NON-CYCLICAL – 1.6%
Pharmaceuticals – 1.6%
Teva Pharmaceutical Finance Netherlands III BV:
1.40% 7/20/18	$260,000	$259,457
2.20% 7/21/21	307,000	307,104
2.80% 7/21/23	50,000	50,202
3.15% 10/1/26	50,000	50,341

TOTAL CONSUMER, NON-CYCLICAL		667,104

ENERGY – 15.5%
Energy Equipment & Services – 1.6%
Ensco PLC 5.75% 10/1/44	50,000	30,750
Halliburton Co. 5.90% 9/15/18	350,000	377,947
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	259,059

		667,756

Oil, Gas & Consumable Fuels – 13.4%
Anadarko Petroleum Corp.:
5.55% 3/15/26	200,000	221,238
6.375% 9/15/17	48,000	50,209
6.60% 3/15/46	100,000	119,040
Apache Corp. 4.25% 1/15/44	125,000	122,475
BP Capital Markets PLC 3.119% 5/4/26	200,000	207,024
Canadian Natural Resources Ltd. 3.90% 2/1/25	172,000	173,274
Cenovus Energy, Inc. 5.70% 10/15/19	50,000	53,706
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	400,000	306,000
EnLink Midstream Partners LP 2.70% 4/1/19	255,000	251,153
Exxon Mobil Corp.:
3.043% 3/1/26	400,000	424,377
4.114% 3/1/46	130,000	149,643
Kinder Morgan Energy Partners LP 5.00% 10/1/21	238,000	258,536
Kinder Morgan, Inc. 3.05% 12/1/19	300,000	308,019
Marathon Petroleum Corp. 2.70% 12/14/18	340,000	348,063
Noble Energy, Inc. 5.05% 11/15/44	200,000	199,607
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	306,000	294,907
Petroleos Mexicanos:
5.50% 6/27/44	200,000	190,000
5.625% 1/23/46	165,000	159,406
6.875% 8/4/26 (a)	75,000	87,187
Phillips 66 Co. 4.875% 11/15/44	170,000	190,413
Schlumberger Holdings Corp. 3.625% 12/21/22 (a)	150,000	160,006

See accompanying notes which are an integral part of the financial statements.

Annual Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Shell International Finance BV:
3.25% 5/11/25	$200,000	$212,355
4.125% 5/11/35	200,000	219,207
Southwestern Energy Co. 6.70% 1/23/25	100,000	102,750
The Williams Companies., Inc. 5.75% 6/24/44	255,000	262,012
Williams Partners LP 3.35% 8/15/22	425,000	415,404

		5,486,011

Pipeline – 0.5%
Enterprise Products Operating LLC 4.85% 3/15/44	200,000	211,794

TOTAL ENERGY		6,365,561

FINANCIALS – 41.0%
Banks – 12.9%
Bank of America Corp.:
4.20% 8/26/24	255,000	270,479
4.25% 10/22/26	40,000	42,424
4.45% 3/3/26	50,000	53,801
5.75% 12/1/17	250,000	262,855
Bank of America N.A. 2.05% 12/7/18	250,000	253,400
CIT Group, Inc. 3.875% 2/19/19	425,000	434,431
Citigroup, Inc. 4.40% 6/10/25	400,000	423,946
Citizens Financial Group, Inc. 4.35% 8/1/25	145,000	152,822
Credit Agricole S.A. 4.375% 3/17/25 (a)	200,000	206,140
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26 (a)	250,000	264,890
Discover Bank 3.20% 8/9/21	256,000	262,976
Fifth Third Bancorp 8.25% 3/1/38	170,000	257,102
HSBC Holdings PLC 2.95% 5/25/21	200,000	205,079
JPMorgan Chase & Co.:
4.125% 12/15/26	300,000	321,506
4.95% 6/1/45	200,000	231,385
PNC Bank N.A. 2.15% 4/29/21	300,000	304,048
Regions Bank 7.50% 5/15/18	250,000	272,959
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	101,176
6.00% 12/19/23	408,000	431,556
The Bank of Nova Scotia 4.50% 12/16/25	300,000	320,640
Wells Fargo & Co. 4.65% 11/4/44	200,000	219,564

		5,293,179

	Principal Amount	Value
Capital Markets – 4.4%
Goldman Sachs Group, Inc.:
2.625% 4/25/21	$288,000	$293,075
3.75% 5/22/25	150,000	158,630
3.85% 7/8/24	255,000	271,804
Morgan Stanley:
4.875% 11/1/22	408,000	452,222
5.50% 7/28/21	260,000	297,860
S&P Global, Inc.:
3.30% 8/14/20	145,000	152,123
4.00% 6/15/25	162,000	176,437

		1,802,151

Consumer Finance – 4.3%
Ally Financial, Inc. 4.75% 9/10/18	408,000	423,810
Discover Financial Services 5.20% 4/27/22	391,000	428,574
Ford Motor Credit Co. LLC 5.875% 8/2/21	352,000	404,076
Hyundai Capital America 2.875% 8/9/18 (a)	250,000	255,255
Synchrony Financial 3.00% 8/15/19	255,000	260,670

		1,772,385

Diversified Financial Services – 3.8%
Aon PLC 4.75% 5/15/45	161,000	178,743
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.02% 6/15/26 (a)	150,000	160,797
General Motors Financial Co., Inc. 3.10% 1/15/19	300,000	305,904
International Lease Finance Corp. 4.625% 4/15/21	400,000	425,928
Janus Capital Group, Inc. 4.875% 8/1/25	43,000	46,513
Moody’s Corp. 4.50% 9/1/22	408,000	452,807

		1,570,692

Insurance – 5.0%
American International Group, Inc. 3.90% 4/1/26	400,000	422,180
Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	423,674
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	258,253
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	61,923
Pacific LifeCorp. 5.125% 1/30/43 (a)	306,000	338,856
Prudential Financial, Inc. 5.375% 5/15/45 (b)	34,000	35,700
Unum Group 4.00% 3/15/24	435,000	449,859
Voya Financial, Inc. 5.70% 7/15/43	64,000	73,250

		2,063,695

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity Corporate Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Real Estate Investment Trusts (REITs) – 5.2%
Boston Properties LP 2.75% 10/1/26	$400,000	$396,956
Brixmor Operating Partnership LP 3.25% 9/15/23	46,000	46,091
DDR Corp.:
3.50% 1/15/21	255,000	263,672
7.50% 4/1/17	374,000	385,911
Healthcare Trust of America Holdings LP 3.375% 7/15/21	255,000	262,564
Lexington Realty Trust 4.40% 6/15/24	255,000	261,735
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	280,000	285,496
4.50% 1/15/25	200,000	203,700

		2,106,125

Real Estate Management & Development – 5.4%
Corporate Office Properties LP:
3.60% 5/15/23	169,000	168,695
3.70% 6/15/21	425,000	438,355
Essex Portfolio LP 5.50% 3/15/17	391,000	398,943
Liberty Property LP 4.40% 2/15/24	238,000	257,389
Mack-Cali Realty LP 4.50% 4/18/22	255,000	260,639
Tanger Properties LP 3.125% 9/1/26	400,000	400,996
Ventas Realty LP 3.75% 5/1/24	255,000	267,438

		2,192,455

TOTAL FINANCIALS		16,800,682

HEALTH CARE – 5.0%
Health Care Equipment & Supplies – 0.4%
Becton Dickinson & Co. 3.734% 12/15/24	134,000	145,606

Health Care Providers & Services – 2.3%
Aetna, Inc.:
1.90% 6/7/19	405,000	408,569
2.80% 6/15/23	80,000	81,790
UnitedHealth Group, Inc.:
3.75% 7/15/25	150,000	166,139
4.75% 7/15/45	222,000	275,045

		931,543

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 3.30% 2/15/22	84,000	88,172

Pharmaceuticals – 2.1%
AbbVie, Inc.:
1.75% 11/6/17	250,000	251,128
3.20% 11/6/22	32,000	33,437
Actavis Funding SCS 4.55% 3/15/35	157,000	169,068

	Principal Amount	Value
Actavis, Inc. 1.875% 10/1/17	$250,000	$251,109
Mylan N.V. 3.95% 6/15/26 (a)	157,000	161,746

		866,488

TOTAL HEALTH CARE		2,031,809

INDUSTRIALS – 3.6%
Air Freight & Logistics – 0.8%
FedEx Corp. 3.25% 4/1/26	300,000	317,400

Industrial Conglomerates – 0.8%
Roper Technologies, Inc. 2.05% 10/1/18	350,000	354,017

Machinery – 0.9%
John Deere Capital Corp. 2.65% 6/10/26	350,000	359,721

Trading Companies & Distributors – 1.1%
Air Lease Corp. 3.875% 4/1/21	425,000	447,844

TOTAL INDUSTRIALS		1,478,982

INFORMATION TECHNOLOGY – 0.4%
Technology Hardware, Storage & Peripherals – 0.4%
Hewlett Packard Enterprise Co. 4.40% 10/15/22 (a)	140,000	147,864

MATERIALS – 1.8%
Chemicals – 0.6%
Monsanto Co. 4.20% 7/15/34	255,000	265,414

Metals & Mining – 1.2%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	228,020
Freeport-McMoRan, Inc.:
2.30% 11/14/17	50,000	49,125
5.45% 3/15/43	255,000	195,075

		472,220

TOTAL MATERIALS		737,634

TELECOMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.:
4.50% 5/15/35	115,000	121,758
4.75% 5/15/46	62,000	66,299
5.55% 8/15/41	221,000	260,994
Verizon Communications, Inc.:
3.50% 11/1/21	350,000	376,179
4.862% 8/21/46	100,000	111,180
5.012% 8/21/54	250,000	274,114

		1,210,524

Media – 0.7%
21st Century Fox America, Inc. 6.15% 2/15/41	221,000	286,699

TOTAL TELECOMMUNICATION SERVICES		1,497,223

See accompanying notes which are an integral part of the financial statements.

Annual Report	12

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – 3.8%
Electric Utilities – 3.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	$36,000	$37,808
Duke Energy Indiana, Inc. 4.90% 7/15/43	100,000	121,241
Exelon Corp. 3.95% 6/15/25	30,000	32,771
FirstEnergy Corp. 2.75% 3/15/18	250,000	252,493
Florida Gas Transmission Co., LLC 4.35% 7/15/25 (a)	150,000	155,998
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	53,300
Puget Energy, Inc. 3.65% 5/15/25	78,000	81,206
The Southern Co. 1.55% 7/1/18	500,000	501,901

		1,236,718

Multi-Utilities – 0.8%
DPL, Inc. 7.25% 10/15/21	306,000	308,601

TOTAL UTILITIES		1,545,319

TOTAL NONCONVERTIBLE BONDS (Cost $35,394,708)		36,305,374

U.S. Treasury Obligations – 4.4%

U.S. Treasury Bonds 3.00% 11/15/45	1,226,000	1,428,338
U.S. Treasury Notes 2.25% 11/15/25	350,000	370,043

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,704,253)		1,798,381

Municipal Securities – 1.1%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $452,528)	$425,000	$461,087

Money Market Funds – 5.1%
	Shares
Fidelity Cash Central Fund, 0.42% (c) (Cost $2,069,653)	2,069,653	2,069,653

TOTAL INVESTMENT PORTFOLIO – 99.2% (Cost $39,621,142)		40,634,495

NET OTHER ASSETS (LIABILITIES) – 0.8%		324,460

NET ASSETS – 100%		$40,958,955

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,572,490 or 6.3% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,387

Other Information

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accomanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$36,305,374	$—	$36,305,374	$—
U.S. Treasury Obligations	1,798,381	—	1,798,381	—
Municipal Securities	461,087	—	461,087	—
Money Market Funds	2,069,653	2,069,653	—	—

Total Investments in Securities:	$40,634,495	$2,069,653	$38,564,842	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity Corporate Bond ETF

Investments – continued

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
United Kingdom	2.8%
Netherlands	2.7%
Canada	2.0%
Luxembourg	1.1%
Mexico	1.1%
Others (Individually Less Than 1%)	1.7%

99.2%

See accompanying notes which are an integral part of the financial statements.

Annual Report	14

Fidelity Limited Term Bond ETF

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds – 71.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 7.3%
Automobiles – 1.2%
Daimler Finance North America LLC:
1.65% 5/18/18 (a)	$400,000	$401,518
1.875% 1/11/18 (a)	302,000	304,027
2.45% 5/18/20 (a)	500,000	513,141
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	202,366
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	251,844

		1,672,896

Hotels, Restaurants & Leisure – 0.5%
McDonald’s Corp. 2.75% 12/9/20	583,000	606,676

Household Durables – 0.1%
DR Horton, Inc. 3.75% 3/1/19	72,000	74,340

Internet & Catalog Retail – 0.8%
Amazon.com, Inc. 2.60% 12/5/19	1,092,000	1,135,918

Media – 4.7%
21st Century Fox America, Inc. 4.50% 2/15/21	1,000,000	1,111,718
CBS Corp. 2.30% 8/15/19	854,000	864,603
Charter Communications Operating LLC / Charter Communications Operating Capital 3.579% 7/23/20 (a)	676,000	706,959
Comcast Corp. 5.15% 3/1/20	1,201,000	1,349,591
Cox Communications, Inc. 6.25% 6/1/18 (a)	191,000	203,562
Discovery Communications LLC 5.05% 6/1/20	147,000	161,705
Sky PLC 2.625% 9/16/19(a)	750,000	760,898
The Walt Disney Co. 1.85% 5/30/19	223,000	226,922
Time Warner Cable, Inc. 5.85% 5/1/17	127,000	130,684
Time Warner, Inc. 2.10% 6/1/19	446,000	452,526
Viacom, Inc.:
2.20% 4/1/19	150,000	150,423
6.125% 10/5/17	150,000	157,325

		6,276,916

TOTAL CONSUMER DISCRETIONARY		9,766,746

CONSUMER STAPLES – 5.1%
Beverages – 1.3%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	114,000	114,026
2.15% 2/1/19	1,389,000	1,413,360
2.65% 2/1/21	122,000	125,722

	Principal Amount	Value
Heineken N.V. 1.40% 10/1/17 (a)	$138,000	$138,288

		1,791,396

Food & Staples Retailing – 0.9%
CVS Health Corp.:
2.25% 12/5/2018 to 8/12/2019	381,000	389,758
2.80% 7/20/20	253,000	263,485
Kroger Co. 2.30% 1/15/19	317,000	323,072
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	171,000	172,000

		1,148,315

Food Products – 1.1%
ConAgra Foods, Inc. 2.10% 3/15/18	59,000	59,351
General Mills, Inc. 5.70% 2/15/17	181,000	184,743
Kraft Heinz Foods Co. 1.60% 6/30/17	181,000	181,540
The JM Smucker Co.:
1.75% 3/15/18	157,000	157,831
2.50% 3/15/20	191,000	195,723
Tyson Foods, Inc. 2.65% 8/15/19	639,000	655,424

		1,434,612

Tobacco – 1.8%
BAT International Finance PLC:
1.85% 6/15/18 (a)	300,000	302,805
2.75% 6/15/20 (a)	197,000	203,241
Imperial Brands Finance PLC
2.05% 2/11/2018 to 7/20/2018 (a)	700,000	705,673
Philip Morris International, Inc.
1.875% 1/15/2019 to 2/25/2021	492,000	498,461
Reynolds American, Inc. 3.25% 6/12/20	698,000	734,714

		2,444,894

TOTAL CONSUMER STAPLES		6,819,217

CONSUMER, NON-CYCLICAL – 0.6%
Pharmaceuticals – 0.6%
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	211,000	211,343
2.20% 7/21/21	593,000	593,200
2.80% 7/21/23	67,000	67,271

TOTAL CONSUMER, NON-CYCLICAL		871,814

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Limited Term Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – 5.3%
Energy Equipment & Services – 0.3%
Noble Holding International Ltd.:
2.50% 3/15/17	$64,000	$63,440
5.00% 3/16/18	9,000	8,849
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	337,000	342,744

		415,033

Oil, Gas & Consumable Fuels – 4.6%
Canadian Natural Resources Ltd. 5.90% 2/1/18	132,000	138,756
Chevron Corp. 1.961% 3/3/20	852,000	866,429
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.70% 5/1/18 (a)	213,000	212,982
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	60,000	60,288
3.30% 6/1/20	41,000	42,432
ConocoPhillips Co.:
1.50% 5/15/18	189,000	189,010
2.20% 5/15/20	146,000	147,196
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,656
Enterprise Products Operating LLC:
1.65% 5/7/18	203,000	203,310
2.85% 4/15/21	90,000	93,005
Exxon Mobil Corp. 2.222% 3/1/21	1,093,000	1,121,886
Kinder Morgan, Inc.:
2.00% 12/1/17	100,000	100,103
3.05% 12/1/19	168,000	172,490
Marathon Petroleum Corp. 2.70% 12/14/18	200,000	204,743
Petroleos Mexicanos:
3.50% 7/18/18	235,000	240,311
5.50% 2/4/19 (a)	300,000	318,750
6.375% 2/4/21 (a)	300,000	332,190
Shell International Finance BV:
2.125% 5/11/20	480,000	489,807
2.25% 11/10/20	120,000	122,671
Total Capital Canada Ltd. 1.45% 1/15/18	200,000	200,847
Total Capital International S.A.:
2.125% 1/10/19	148,000	151,029
2.75% 6/19/21	464,000	486,013
TransCanada PipeLines Ltd.:
1.625% 11/9/17	129,000	129,343
1.875% 1/12/18	54,000	54,275
3.125% 1/15/19	74,000	75,949

		6,164,471

	Principal Amount	Value
Pipeline – 0.4%
Kinder Morgan Finance Co. LLC 6.00% 1/15/18 (a)	$500,000	$524,345

TOTAL ENERGY		7,103,849

FINANCIALS – 36.8%
Banks – 17.7%
Bank of America Corp.:
1.70% 8/25/17	136,000	136,427
2.00% 1/11/18	252,000	253,522
2.625% 10/19/2020 to 4/19/2021	673,000	686,981
2.65% 4/1/19	2,133,000	2,182,782
Barclays PLC:
2.75% 11/8/19	554,000	558,460
3.25% 1/12/21	703,000	716,423
CIT Group, Inc. 3.875% 2/19/19	148,000	151,284
Citigroup, Inc.:
1.75% 5/1/18	885,000	886,171
1.85% 11/24/17	85,000	85,365
2.05% 12/7/18	191,000	192,423
2.15% 7/30/18	99,000	99,935
2.50% 7/29/19	579,000	590,722
2.65% 10/26/20	106,000	108,579
Citizens Bank N.A. 2.30% 12/3/18	250,000	252,951
Commonwealth Bank of Australia 2.30% 3/12/20	250,000	254,706
Credit Suisse AG 2.30% 5/28/19	500,000	506,964
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	500,000	510,623
Discover Bank:
2.00% 2/21/18	1,000,000	1,003,944
2.60% 11/13/18	516,000	523,589
Fifth Third Bancorp 2.875% 7/27/20	153,000	158,442
First Horizon National Corp. 3.50% 12/15/20	157,000	159,957
HSBC U.S.A, Inc. 2.375% 11/13/19	500,000	505,435
Intesa Sanpaolo SpA 3.875% 1/16/18	315,000	322,009
JPMorgan Chase & Co.:
1.625% 5/15/18	305,000	306,337
2.20% 10/22/19	535,000	544,000
2.25% 1/23/20	324,000	328,362
2.55% 10/29/20	281,000	287,294
2.75% 6/23/20	1,258,000	1,294,798
KeyCorp 2.90% 9/15/20	312,000	323,786

See accompanying notes which are an integral part of the financial statements.

Annual Report	16

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Manufacturers & Traders Trust Co. 2.10% 2/6/20	$350,000	$353,892
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,510,000	1,556,375
Mizuho Corporate Bank Ltd. 2.40% 3/26/20 (a)	350,000	354,340
PNC Bank N.A. 2.15% 4/29/21	500,000	506,746
Regions Bank 2.25% 9/14/18	1,350,000	1,357,337
Regions Financial Corp. 3.20% 2/8/21	97,000	100,565
Royal Bank of Canada 2.35% 10/30/20	968,000	989,683
Sumitomo Mitsui Banking Corp. 2.45% 1/16/20	500,000	508,942
SunTrust Banks, Inc.:
2.50% 5/1/19	697,000	711,425
2.90% 3/3/21	382,000	395,936
The Bank of Nova Scotia:
2.35% 10/21/20	253,000	258,561
2.80% 7/21/21	464,000	483,153
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	449,000	454,065
The Toronto Dominion Bank:
1.40% 4/30/18	269,000	269,422
2.50% 12/14/20	191,000	196,291
Wells Fargo & Co.:
2.15% 1/15/19	996,000	1,012,779
2.60% 7/22/20	212,000	218,057
Westpac Banking Corp. 1.60% 1/12/18	250,000	250,799

		23,910,639

Capital Markets – 4.1%
Goldman Sachs Group, Inc. 2.625% 1/31/2019 to 4/25/2021	1,845,000	1,890,948
Morgan Stanley:
1.875% 1/5/18	279,000	280,391
2.375% 7/23/19	1,116,000	1,134,895
2.50% 4/21/21	292,000	295,041
2.65% 1/27/20	1,007,000	1,032,889
4.875% 11/1/22	72,000	79,804
The Bank of New York Mellon Corp. 2.60% 8/17/20	191,000	196,829
UBS AG:
1.80% 3/26/18	250,000	251,396
2.375% 8/14/19	400,000	408,150

		5,570,343

	Principal Amount	Value
Consumer Finance – 6.5%
American Express Credit Corp.:
2.125% 3/18/19	$1,155,000	$1,177,588
2.25% 5/5/21	464,000	471,802
American Honda Finance Corp.:
1.70% 2/22/19	147,000	148,549
2.125% 10/10/18	106,000	108,066
2.15% 3/13/20	138,000	140,647
Capital One Financial Corp. 2.45% 4/24/19	387,000	394,858
Caterpillar Financial Services Corp.:
1.80% 11/13/18	151,000	153,069
2.25% 12/1/19	382,000	391,322
Discover Financial Services 6.45% 6/12/17	110,000	113,910
Ford Motor Credit Co. LLC:
2.875% 10/1/18	538,000	551,227
3.157% 8/4/20	2,545,000	2,626,705
Hyundai Capital America:
2.00% 3/19/2018 to 7/1/2019 (a)	461,000	463,014
2.60% 3/19/20 (a)	142,000	144,810
John Deere Capital Corp.:
1.60% 7/13/18	151,000	152,161
1.95% 1/8/19	856,000	870,715
Moody’s Corp. 2.75% 7/15/19	385,000	394,898
Synchrony Financial:
2.60% 1/15/19	217,000	219,913
3.00% 8/15/19	126,000	128,802
Toyota Motor Credit Corp. 1.375% 1/10/18	107,000	107,397

		8,759,453

Diversified Financial Services – 3.3%
Aon PLC 2.80% 3/15/21	222,000	226,741
BP Capital Markets PLC:
1.375% 5/10/18	84,000	84,169
1.676% 5/3/19	73,000	73,559
2.237% 5/10/19	83,000	84,886
2.521% 1/15/20	637,000	655,353
Deutsche Bank AG:
1.35% 5/30/17	166,000	165,596
2.50% 2/13/19	464,000	464,593
2.85% 5/10/19	328,000	329,060
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	250,000	256,989
4.42% 6/15/21 (a)	250,000	261,551
General Motors Financial Co., Inc.:
2.40% 4/10/18	219,000	220,624
3.20% 7/13/20	839,000	857,667
4.20% 3/1/21	191,000	201,540

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Limited Term Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Intercontinental Exchange, Inc. 2.75% 12/1/20	$449,000	$468,014
Washington Prime Group LP 3.85% 4/1/20	117,000	120,101

		4,470,443

Insurance – 2.7%
Aflac, Inc. 2.40% 3/16/20	380,000	390,174
American International Group, Inc.:
2.30% 7/16/19	182,000	185,442
3.30% 3/1/21	931,000	976,688
4.875% 6/1/22	185,000	207,108
Aon Corp. 5.00% 9/30/20	97,000	107,278
Berkshire Hathaway Finance Corp. 1.30% 5/15/18	180,000	180,493
Marsh & McLennan Cos., Inc. 2.35% 3/6/20	32,000	32,540
MetLife, Inc. 1.756% 12/15/17	100,000	100,470
Metropolitan Life Global Funding I 2.00% 4/14/20 (a)	650,000	656,249
New York Life Global Funding 1.55% 11/2/18 (a)	196,000	196,999
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	76,741
Prudential Financial, Inc. 2.30% 8/15/18	186,000	188,923
TIAA Asset Management Finance Co. LLC 2.95% 11/1/19 (a)	196,000	201,233
Unum Group 5.625% 9/15/20	118,000	132,040

		3,632,378

Real Estate Investment Trusts (REITs) – 0.5%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	37,255
Boston Properties LP 3.70% 11/15/18	106,000	110,655
Brixmor Operating Partnership LP 3.875% 8/15/22	59,000	61,599
Federal Realty Investment Trust 2.55% 1/15/21	167,000	171,274
Omega Healthcare Investors, Inc. 4.375% 8/1/23	159,000	162,121
Simon Property Group LP 1.50% 2/1/18 (a)	104,000	104,378

		647,282

Real Estate Management & Development – 2.0%
ERP Operating LP 2.375% 7/1/19	413,000	420,798
Liberty Property LP 6.625% 10/1/17	557,000	584,626
Tanger Properties LP 6.125% 6/1/20	1,011,000	1,148,354

	Principal Amount	Value
Ventas Realty LP 3.125% 6/15/23	$34,000	$34,664
Ventas Realty LP / Ventas Capital Corp.:
2.70% 4/1/20	382,000	390,395
4.00% 4/30/19	76,000	79,899

		2,658,736

TOTAL FINANCIALS		49,649,274

HEALTH CARE – 4.4%
Biotechnology – 1.1%
Amgen, Inc.:
2.125% 5/1/20	169,000	171,522
2.20% 5/22/19	903,000	921,941
Celgene Corp. 2.125% 8/15/18	438,000	443,185

		1,536,648

Health Care Equipment & Supplies – 0.2%
Becton Dickinson & Co. 2.675% 12/15/19	179,000	185,275
Zimmer Biomet Holdings, Inc. 2.00% 4/1/18	84,000	84,530

		269,805

Health Care Providers & Services – 1.3%
Aetna, Inc.:
1.50% 11/15/17	189,000	189,499
1.90% 6/7/19	223,000	224,965
2.40% 6/15/21	153,000	155,234
Cardinal Health, Inc. 1.95% 6/15/18	179,000	180,764
Express Scripts Holding Co. 1.25% 6/2/17	152,000	152,134
UnitedHealth Group, Inc.:
1.70% 2/15/19	152,000	153,432
1.90% 7/16/18	161,000	162,985
2.125% 3/15/21	211,000	214,902
2.70% 7/15/20	232,000	241,892

		1,675,807

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.:
1.85% 1/15/18	106,000	106,703
2.15% 12/14/18	203,000	205,452
2.40% 2/1/19	151,000	153,837

		465,992

Pharmaceuticals – 1.4%
AbbVie, Inc.:
1.80% 5/14/18	114,000	114,584
2.50% 5/14/20	559,000	571,789
Actavis Funding SCS 2.35% 3/12/18	594,000	600,811

See accompanying notes which are an integral part of the financial statements.

Annual Report	18

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Mylan N.V.:
2.50% 6/7/19 (a)	$174,000	$176,207
3.15% 6/15/21 (a)	131,000	133,899
Zoetis, Inc.:
1.875% 2/1/18	282,000	282,636
3.45% 11/13/20	29,000	30,315

		1,910,241

TOTAL HEALTH CARE		5,858,493

INDUSTRIALS – 3.8%
Aerospace & Defense – 1.8%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	840,000	857,766
Lockheed Martin Corp.:
1.85% 11/23/18	191,000	193,538
2.50% 11/23/20	666,000	688,007
The Boeing Co. 1.65% 10/30/20	763,000	768,877

		2,508,188

Industrial Conglomerates – 1.4%
Danaher Corp.:
1.65% 9/15/18	149,000	150,901
2.40% 9/15/20	104,000	107,379
General Electric Co. 2.20% 1/9/20	1,087,000	1,117,208
Roper Technologies, Inc.:
2.05% 10/1/18	188,000	190,158
3.00% 12/15/20	283,000	294,791

		1,860,437

Machinery – 0.1%
Fortive Corp. 2.35% 6/15/21 (a)	87,000	88,184

Trading Companies & Distributors – 0.5%
Air Lease Corp.:
2.625% 9/4/18	43,000	43,250
3.375% 6/1/21	459,000	475,065
4.75% 3/1/20	163,000	176,040

		694,355

TOTAL INDUSTRIALS		5,151,164

INFORMATION TECHNOLOGY – 1.7%
Communications Equipment – 0.3%
Cisco Systems, Inc.:
1.65% 6/15/18	197,000	199,075
2.45% 6/15/20	205,000	212,548

		411,623

Electronic Equipment, Instruments & Components – 0.3%
Tyco Electronics Group S.A. 2.35% 8/1/19	402,000	407,370

	Principal Amount	Value
IT Services – 0.2%
The Western Union Co. 3.65% 8/22/18	$152,000	$156,689
Xerox Corp. 2.75% 3/15/19	63,000	62,952

		219,641

Software – 0.5%
Oracle Corp.:
1.90% 9/15/21	500,000	501,008
2.25% 10/8/19	196,000	202,080

		703,088

Technology Hardware, Storage & Peripherals – 0.4%
Hewlett Packard Enterprise Co.:
2.393% 10/5/17 (a)(b)	191,000	192,519
2.85% 10/5/18 (a)	172,000	175,268
3.60% 10/15/20 (a)	148,000	154,633

		522,420

TOTAL INFORMATION TECHNOLOGY		2,264,142

MATERIALS – 0.2%
Chemicals – 0.1%
Ecolab, Inc. 1.55% 1/12/18	181,000	181,836

Metals & Mining – 0.1%
Freeport-McMoRan, Inc. 2.30% 11/14/17	103,000	101,197

TOTAL MATERIALS		283,033

TELECOMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 3.1%
AT&T, Inc.:
1.75% 1/15/18	165,000	165,898
2.375% 11/27/18	309,000	315,304
2.45% 6/30/20	1,125,000	1,147,646
2.80% 2/17/21	232,000	239,091
British Telecommunications PLC 2.35% 2/14/19	500,000	510,421
CenturyLink, Inc. 5.15% 6/15/17	140,000	143,500
Verizon Communications, Inc.:
1.375% 8/15/19	250,000	249,250
2.625% 2/21/20	1,001,000	1,032,365
3.65% 9/14/18	259,000	270,875
5.50% 2/15/18	146,000	154,830

		4,229,180

Wireless Telecommunication Services – 0.4%
Vodafone Group PLC 1.50% 2/19/18	493,000	492,925

TOTAL TELECOMMUNICATION SERVICES		4,722,105

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Limited Term Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – 3.1%
Electric Utilities – 2.1%
American Electric Power Co., Inc. 1.65% 12/15/17	$205,000	$205,421
Duke Energy Carolinas LLC 5.10% 4/15/18	108,000	114,842
Duke Energy Corp.:
1.034% 4/3/17 (b)	191,000	191,280
1.625% 8/15/17	143,000	143,613
1.80% 9/1/21	74,000	73,807
Emera US Finance LP:
2.15% 6/15/19 (a)	31,000	31,371
2.70% 6/15/21 (a)	31,000	31,688
Eversource Energy 4.50% 11/15/19	78,000	84,871
Exelon Corp.:
1.55% 6/9/17	200,000	200,377
2.85% 6/15/20	314,000	325,176
FirstEnergy Corp. 2.75% 3/15/18	139,000	140,387
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	52,000	52,119
TECO Finance, Inc. 1.265% 4/10/18 (b)	210,000	207,375
The Cleveland Electric Illuminating Co. 5.70% 4/1/17	62,000	63,424
The Southern Co.:
1.30% 8/15/17	129,000	129,121
1.85% 7/1/19	300,000	302,044
2.35% 7/1/21	500,000	506,263
Xcel Energy, Inc. 2.40% 3/15/21	69,000	70,851

		2,874,030

Independent Power and Renewable Electricity Producers – 0.0%
Southern Power Co. 2.375% 6/1/20	27,000	27,497

Multi-Utilities – 1.0%
Dominion Resources, Inc.:
1.60% 8/15/19	80,000	80,055
1.90% 6/15/18	98,000	98,612
2.00% 8/15/21	47,000	47,117
2.50% 12/1/19	303,000	309,252
NiSource Finance Corp. 6.40% 3/15/18	104,000	111,261
PacifiCorp. 5.50% 1/15/19	75,000	82,115
Sempra Energy:
2.40% 3/15/20	167,000	170,152
2.85% 11/15/20	122,000	126,229

	Principal Amount	Value
WEC Energy Group, Inc. 2.45% 6/15/20	$294,000	$300,235

		1,325,028

TOTAL UTILITIES		4,226,555

TOTAL NONCONVERTIBLE BONDS (Cost $95,728,064)		96,716,392

U.S. Treasury Obligations – 15.1%

U.S. Treasury Notes:
0.75% 2/15/19	10,368,000	10,335,600
0.875% 11/30/2017 to 7/15/2018	7,209,500	7,219,081
1.125% 7/31/21	987,000	983,030
1.625% 7/31/20	1,747,800	1,782,347

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,329,749)		20,320,058

Asset-Backed Securities – 5.0%

Ally Master Owner Trust Series 2014-4, Class A2 1.43% 6/17/19	312,000	312,492
Ally Master Owner Trust Series 2014-5, Class A2 1.60% 10/15/19	165,000	165,396
Ally Master Owner Trust Series 2015-3, Class A 1.63% 5/15/20	90,000	90,318
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3 0.90% 9/10/18	5,200	5,198
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3 1.27% 1/8/20	103,000	102,924
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81% 10/8/20	101,000	101,486
Capital Auto Receivables Asset Trust Series 2014-3, Class A2 1.18% 12/20/17	12,967	12,964
Capital One Multi-Asset Execution Trust Series 2016-A3, Class A3 1.34% 4/15/22	310,000	310,272
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% 6/15/22	269,000	268,935
Chase Issuance Trust Series 2016-A5 Class A5 1.27% 7/15/21	330,000	329,208
Chrysler Capital Auto Receivables Trust Series 2015-AA, Class A3 1.22% 7/15/19 (a)	45,705	45,692

See accompanying notes which are an integral part of the financial statements.

Annual Report	20

Asset-Backed Securities – continued
	Principal Amount	Value
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A2 1.46% 12/17/18 (a)	$83,186	$83,235
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% 7/15/21	530,000	541,569
Dell Equipment Finance Trust Series 2015-2, Class A2A 1.42% 12/22/17 (a)	273,361	273,529
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% 4/17/23	500,000	513,820
Enterprise Fleet Financing LLC Series 2015-1, Class A2 1.30% 9/20/20 (a)	131,383	131,023
Ford Credit Auto Owner Trust Series 2016-REV1, Class A 2.31% 8/15/27 (a)	1,000,000	1,017,813
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A 1.49% 9/15/19	1,000,000	1,002,935
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class A1 1.20% 2/15/19	191,000	191,074
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% 8/15/20	94,000	94,610
Ford Credit Floorplan Master Owner Trust Series 2016-1, Class A1 1.76% 2/15/21	121,000	121,356
Ford Credit Floorplan Master Owner Trust Series 2016-3, Class A1 1.55% 7/15/21	235,000	234,519
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/17/21 (a)	250,000	250,564
Nissan Master Owner Receivables Trust Series 2016-A, Class A2 1.54% 6/15/21	133,000	132,374
Verizon Owner Trust Series 2016-1A, Class A 1.42% 1/20/21 (a)	221,000	221,106
Volvo Financial Equipment LLC Series 2015-1A, Class A3 1.51% 6/17/19 (a)	194,000	194,495

TOTAL ASSET-BACKED SECURITIES (Cost $6,718,311)		6,748,907

Collateralized Mortgage Obligations – 4.4%

PRIVATE SPONSOR – 4.3%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4 5.889% 7/10/44 (b)	13,914	13,894

	Principal Amount	Value
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.791% 4/10/49 (b)	$640,496	$645,562
CD Mortgage Trust Series 2006-CD3, Class A5 5.617% 10/15/48	32,587	32,559
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A 1.908% 12/15/27 (a)(b)	267,494	268,082
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431% 10/15/49	11,055	11,042
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	375,000	383,945
COMM Mortgage Trust Series 2014-CR15, Class A2 2.928% 2/10/47	457,657	470,963
COMM Mortgage Trust Series 2014-CR20, Class A2 2.801% 11/10/47	41,000	42,234
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CIBC18, Class A4 5.44% 6/12/47	788,194	793,924
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDP10, Class A3 5.42% 1/15/49	864,507	873,200
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4 5.424% 2/15/40	114,590	115,297
ML-CFC Commercial Mortgage Trust Series 2007-5, Class A4 5.378% 8/12/48	197,861	199,030
Morgan Stanley BAML Trust Series 2013-C12, Class ASB 3.824% 10/15/46	500,000	542,279
Morgan Stanley Capital I Trust Series 2007-IQ14, Class A4 5.692% 4/15/49 (b)	397,000	401,754
SCG Trust Series 2013-SRP1, Class A 1.908% 11/15/26 (a)(b)	231,000	230,872
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	500,000	516,025
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A1A 5.297% 11/15/48	153,195	153,759
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4 5.509% 4/15/47	30,832	31,170

TOTAL PRIVATE SPONSOR		5,725,591

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Limited Term Bond ETF

Investments – continued

Collateralized Mortgage Obligations – continued
	Principal Amount	Value

U.S. GOVERNMENT AGENCY – 0.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	$161,726	$165,602

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,930,303)		5,891,193

Municipal Securities – 0.1%

Illinois Gen. Oblig. Series 2011
5.877% 3/1/19 (Cost $180,109)	170,000	184,435

Money Market Funds – 3.4%
	Shares
Fidelity Cash Central Fund, 0.42% (c) (Cost $4,602,217)	4,602,217	4,602,217

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $133,488,753)		134,463,202

NET OTHER ASSETS (LIABILITIES) – 0.2%		295,349

NET ASSETS – 100%		$134,758,551

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,664,271 or 10.9% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,705

Other Information

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accomanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$96,716,392	$—	$96,716,392	$—
U.S. Treasury Obligations	20,320,058	—	20,320,058	—
Asset-Backed Securities	6,748,907	—	6,748,907	—
Collateralized Mortgage Obligations	5,891,193	—	5,891,193	—
Municipal Securities	184,435	—	184,435	—
Money Market Funds	4,602,217	4,602,217	—	—

Total Investments in Securities:	$134,463,202	$4,602,217	$129,860,985	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	22

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.6%
United Kingdom	4.0%
Japan	2.1%
Canada	2.1%
Netherlands	1.5%
Others (Individually Less Than 1%)	4.5%

99.8%

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Total Bond ETF

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds – 44.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 4.2%
Automobiles – 0.2%
General Motors Co.:
3.50% 10/2/18	$10,000	$10,289
5.20% 4/1/45	55,000	58,552
6.60% 4/1/36	67,000	82,614
6.75% 4/1/46	113,000	145,015

		296,470

Diversified Consumer Services – 0.2%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	200,200
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,297
Laureate Education, Inc. (Reg. S) 9.25% 9/1/19	180,000	165,375

		379,872

Hotels, Restaurants & Leisure – 0.4%
McDonald’s Corp.:
2.75% 12/9/20	24,000	24,975
3.70% 1/30/26	62,000	67,002
4.70% 12/9/35	32,000	36,710
4.875% 12/9/45	51,000	60,327
Scientific Games International, Inc. 6.625% 5/15/21	100,000	74,250
Wynn Macau Ltd. 5.25% 10/15/21 (a)	500,000	506,250

		769,514

Household Durables – 0.1%
William Lyon Homes, Inc. 8.50% 11/15/20	100,000	105,250

Media – 3.1%
Altice Finco S.A. 9.875% 12/15/20 (a)	250,000	267,813
Altice Luxembourg S.A. 7.75% 5/15/22 (a)	750,000	798,281
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464% 7/23/22 (a)	312,000	338,265
Clear Channel Worldwide Holdings, Inc. Series B 6.50% 11/15/22	220,000	230,450
Columbus Cable Barbados Ltd. 7.375% 3/30/21	230,000	246,100
Comcast Corp. 3.60% 3/1/24	440,000	482,985
iHeartCommunications, Inc. 5.50% 12/15/16	90,000	88,200
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.50% 8/1/19 (a)	220,000	222,750
Time Warner Cable, Inc.:
4.00% 9/1/21	1,300,000	1,385,651
5.50% 9/1/41	16,000	17,363

	Principal Amount	Value
Time Warner Cable, Inc.: – continued
6.55% 5/1/37	$26,000	$31,373
6.75% 6/15/39	220,000	271,111
7.30% 7/1/38	211,000	274,026
Time Warner, Inc. 3.60% 7/15/25	440,000	471,227
WideOpenWest Finance LLC / WideOpenWest Capital Corp. 10.25% 7/15/19	220,000	231,550

		5,357,145

Multiline Retail – 0.2%
JC Penney Corp., Inc.:
7.40% 4/1/37	200,000	180,000
8.125% 10/1/19	130,000	139,912

		319,912

TOTAL CONSUMER DISCRETIONARY		7,228,163

CONSUMER STAPLES – 2.5%
Beverages – 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,106,000	1,139,743
3.30% 2/1/23	258,000	270,724
4.90% 2/1/46	282,000	341,011
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,525

		1,762,003

Food & Staples Retailing – 0.3%
ESAL GmbH (Reg. S) 6.25% 2/5/23	270,000	272,700
Tesco PLC 6.15% 11/15/37 (a)	250,000	254,440
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	35,912

		563,052

Food Products – 0.4%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	440,000	446,600
Post Holding, Inc. (Reg. S) 6.75% 12/1/21	180,000	193,275

		639,875

Household Products – 0.2%
Energizer Holdings, Inc. 5.50% 6/15/25 (a)	220,000	229,350

Tobacco – 0.6%
Altria Group, Inc. 2.625% 1/14/20	100,000	103,831
Reynolds American, Inc.:
2.30% 6/12/18	48,000	48,753
3.25% 6/12/20	21,000	22,105
4.00% 6/12/22	73,000	79,931
4.45% 6/12/25	53,000	59,477

See accompanying notes which are an integral part of the financial statements.

Annual Report	24

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – continued
Reynolds American, Inc.: – continued
4.85% 9/15/23	$220,000	$252,445
5.70% 8/15/35	28,000	34,788
5.85% 8/15/45	180,000	234,744
Vector Group Ltd. 7.75% 2/15/21	220,000	232,650

		1,068,724

TOTAL CONSUMER STAPLES		4,263,004

CONSUMER, NON-CYCLICAL – 0.2%
Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Netherlands III BV:
2.20% 7/21/21	136,000	136,046
2.80% 7/21/23	97,000	97,392
3.15% 10/1/26	116,000	116,790

TOTAL CONSUMER, NON-CYCLICAL		350,228

ENERGY – 7.5%
Energy Equipment & Services – 0.2%
Halliburton Co.:
3.80% 11/15/25	63,000	65,112
4.85% 11/15/35	55,000	58,746
5.00% 11/15/45	76,000	83,662
Noble Holding International Ltd.:
5.00% 3/16/18	5,000	4,916
6.95% 4/1/25	32,000	26,080
7.95% 4/1/45	31,000	22,630

		261,146

Oil, Gas & Consumable Fuels – 7.3%
Anadarko Finance Co. 7.50% 5/1/31	108,000	130,893
Anadarko Petroleum Corp.:
4.85% 3/15/21	47,000	50,000
5.55% 3/15/26	518,000	573,005
6.375% 9/15/17	4,000	4,184
6.60% 3/15/46	130,000	154,752
Antero Resources Corp. 5.125% 12/1/22	220,000	217,250
Canadian Natural Resources Ltd. 1.75% 1/15/18	21,000	20,919
Cenovus Energy, Inc. 5.70% 10/15/19	68,000	73,040
Chesapeake Energy Corp.:
5.75% 3/15/23	180,000	138,037
6.125% 2/15/21	870,000	726,450
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	20,000	20,096
3.30% 6/1/20	99,000	102,458
4.50% 6/1/25	30,000	32,441

Nonconvertible Bonds – continued
	Principal Amount	Value
DCP Midstream LLC (Reg. S) 5.35% 3/15/20	$220,000	$223,300
DCP Midstream Operating LP:
2.70% 4/1/19	41,000	39,719
3.875% 3/15/23	440,000	418,000
5.60% 4/1/44	21,000	19,215
DCP Midstream Operating LP (Reg. S) 4.75% 9/30/21	350,000	344,750
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	213,866
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	71,895
Endeavor Energy Resources LP / EER Finance, Inc. 7.00% 8/15/21 (a)	220,000	220,550
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	93,793
EP Energy LLC / Everest Acquisition Finance, Inc.:
6.375% 6/15/23	440,000	240,900
7.75% 9/1/22	200,000	109,500
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	12,000	12,144
3.50% 3/1/21	60,000	61,975
3.95% 9/1/22	87,000	90,049
4.25% 9/1/24	23,000	23,675
5.00% 10/1/21	69,000	74,954
5.50% 3/1/44	262,000	266,004
6.55% 9/15/40	13,000	14,120
Kinder Morgan, Inc.:
2.00% 12/1/17	18,000	18,018
3.05% 12/1/19	35,000	35,936
5.00% 2/15/21 (a)	74,000	80,124
5.05% 2/15/46	34,000	32,617
MCE Finance Ltd. 5.00% 2/15/21 (a)	250,000	252,142
MPLX LP 4.00% 2/15/25	8,000	7,814
Petrobras Global Finance BV:
4.875% 3/17/20	1,170,000	1,146,600
5.625% 5/20/43	102,000	78,667
6.25% 3/17/24	220,000	213,961
6.75% 1/27/41	50,000	43,688
7.25% 3/17/44	184,000	169,280
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	1,170,000	1,127,587
Petroleos Mexicanos:
3.50% 7/23/20	55,000	55,687
4.50% 1/23/26	200,000	200,300
5.50% 1/21/21	460,000	496,340
5.625% 1/23/46	373,000	360,355
6.375% 1/23/45	650,000	684,515

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Total Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Phillips 66 Partners LP 2.646% 2/15/20	$5,000	$5,032
Sabine Pass Liquefaction LLC 5.625% 3/1/25	220,000	232,650
Southwestern Energy Co. 5.80% 1/23/20	896,000	896,000
The Williams Companies., Inc.:
4.55% 6/24/24	510,000	521,475
5.75% 6/24/44	131,000	134,602
Western Gas Partners LP 4.65% 7/1/26	35,000	36,292
Williams Partners LP:
3.60% 3/15/22	103,000	102,815
3.90% 1/15/25	467,000	464,371
4.00% 11/15/2021 to 9/15/2025	226,000	227,415
4.50% 11/15/23	51,000	52,913
WPX Energy, Inc. 7.50% 8/1/20	220,000	225,912

		12,685,042

TOTAL ENERGY		12,946,188

FINANCIALS – 18.7%
Banks – 6.6%
Bank of America Corp.:
2.25% 4/21/20	213,000	214,647
2.60% 1/15/19	100,000	102,209
2.65% 4/1/19	22,000	22,514
3.50% 4/19/26	109,000	113,767
3.875% 8/1/25	82,000	87,833
3.95% 4/21/25	369,000	384,056
4.00% 1/22/25	41,000	42,695
4.20% 8/26/24	160,000	169,713
4.25% 10/22/26	1,130,000	1,198,472
4.45% 3/3/26	18,000	19,368
Bank of America N.A. 1.65% 3/26/18	250,000	251,154
Barclays PLC:
2.00% 3/16/18	200,000	200,145
2.75% 11/8/19	200,000	201,610
4.375% 1/12/26	200,000	208,800
Capital One N.A. 1.65% 2/5/18	1,000,000	1,001,403
Citigroup, Inc.:
1.80% 2/5/18	650,000	652,365
1.85% 11/24/17	220,000	220,945
2.40% 2/18/20	870,000	881,357
3.875% 3/26/25	260,000	268,171
4.00% 8/5/24	115,000	120,300

	Principal Amount	Value
Citizens Bank N.A. 2.50% 3/14/19	$250,000	$253,757
Credit Agricole S.A.:
6.625% 9/29/49 (a)(b)	250,000	242,655
8.125% 12/29/49 (a)(b)	250,000	268,285
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	250,679
3.75% 3/26/25	250,000	250,402
3.80% 6/9/23 (a)	256,000	259,702
First Tennessee Bank N.A. 2.95% 12/1/19	250,000	250,779
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	195,923
JPMorgan Chase & Co.:
2.75% 6/23/20	75,000	77,194
2.95% 10/1/26	91,000	91,561
3.875% 9/10/24	190,000	200,552
4.125% 12/15/26	522,000	559,420
Regions Financial Corp. 3.20% 2/8/21	81,000	83,977
Royal Bank of Canada 4.65% 1/27/26	128,000	140,777
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	1,000,630
6.125% 12/15/22	870,000	929,175

		11,416,992

Capital Markets – 1.8%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	63,000	62,875
4.25% 2/15/24	138,000	145,412
Goldman Sachs Group, Inc.:
2.55% 10/23/19	100,000	102,220
2.60% 4/23/20	870,000	887,455
Lazard Group LLC 4.25% 11/14/20	235,000	249,042
Morgan Stanley:
1.875% 1/5/18	114,000	114,569
3.125% 7/27/26	870,000	875,084
4.875% 11/1/22	440,000	487,690
UBS AG 1.80% 3/26/18	250,000	251,396

		3,175,743

Consumer Finance – 1.7%
Ally Financial, Inc.:
3.25% 2/13/18	350,000	353,500
3.60% 5/21/18	440,000	447,150
3.75% 11/18/19	220,000	224,950
4.125% 2/13/22	130,000	133,575
Discover Financial Services 3.75% 3/4/25	532,000	539,632
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	860,957

See accompanying notes which are an integral part of the financial statements.

Annual Report	26

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Hyundai Capital America:
2.00% 3/19/18 (a)	$96,000	$96,484
2.125% 10/2/17 (a)	132,000	132,898
Synchrony Financial 3.00% 8/15/19	220,000	224,892

		3,014,038

Diversified Financial Services – 2.8%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	274,300
4.625% 7/1/22	150,000	159,188
Aon PLC 4.75% 5/15/45	440,000	488,490
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	220,000	231,275
BP Capital Markets PLC 3.535% 11/4/24	514,000	548,668
Deutsche Bank AG:
2.85% 5/10/19	240,000	240,776
4.50% 4/1/25	1,000,000	944,233
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	76,576
3.25% 5/15/18	15,000	15,288
3.50% 7/10/19	644,000	663,688
4.00% 1/15/25	50,000	50,902
4.20% 3/1/21	138,000	145,615
4.25% 5/15/23	5,000	5,234
4.75% 8/15/17	20,000	20,604
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	230,000	214,762
Intercontinental Exchange, Inc.:
2.75% 12/1/20	43,000	44,821
3.75% 12/1/25	76,000	83,217
Minerva Luxembourg S.A. 7.75% 1/31/23 (a)	250,000	262,925
Navient Corp. 5.50% 1/15/19	125,000	128,438
UBS Group Funding Jersey Ltd. 4.125% 9/24/25 (a)	200,000	210,559

		4,809,559

Insurance – 0.7%
American International Group, Inc. 3.30% 3/1/21	69,000	72,386
Chubb INA Holdings, Inc. 2.875% 11/3/22	75,000	78,925
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	130,000	143,938
TIAA Asset Management Finance Co. LLC:
2.95% 11/1/19 (a)	14,000	14,374
4.125% 11/1/24 (a)	21,000	22,101

	Principal Amount	Value
Unum Group:
3.875% 11/5/25	$127,000	$128,118
4.00% 3/15/24	440,000	455,030
Wayne Merger Sub LLC 8.25% 8/1/23 (a)	220,000	227,398

		1,142,270

Real Estate Investment Trusts (REITs) – 3.1%
American Tower Corp. 2.80% 6/1/20	100,000	102,419
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	194,384
3.85% 2/1/25	100,000	101,895
3.875% 8/15/22	71,000	74,128
4.125% 6/15/26	490,000	508,531
DDR Corp.:
3.625% 2/1/25	24,000	24,342
4.25% 2/1/26	41,000	43,490
Digital Realty Trust LP:
3.40% 10/1/20	99,000	103,173
3.95% 7/1/22	72,000	76,155
4.75% 10/1/25	288,000	313,978
Duke Realty LP:
3.25% 6/30/26	22,000	22,587
3.75% 12/1/24	18,000	19,150
Equity One, Inc. 3.75% 11/15/22	190,000	194,605
Government Properties Income Trust 3.75% 8/15/19	180,000	184,238
HCP, Inc.:
3.875% 8/15/24	195,000	199,529
4.00% 6/1/25	870,000	895,244
Lexington Realty Trust 4.40% 6/15/24	215,000	220,679
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	596,000	607,698
4.50% 1/15/2025 to 4/1/2027	1,356,000	1,373,013
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,128
Welltower, Inc. 4.00% 6/1/25	73,000	78,100

		5,348,466

Real Estate Management & Development – 2.0%
Brandywine Operating Partnership LP 4.10% 10/1/24	1,065,000	1,095,899
CBRE Services, Inc. 5.00% 3/15/23	325,000	343,257
Corporate Office Properties LP 5.00% 7/1/25	51,000	54,976
Liberty Property LP:
3.75% 4/1/25	50,000	51,880
4.125% 6/15/22	440,000	463,483

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Total Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Real Estate Management & Development – continued
Mack-Cali Realty LP 3.15% 5/15/23	$435,000	$404,957
Mid-America Apartments LP 4.00% 11/15/25	30,000	32,138
Tanger Properties LP:
3.125% 9/1/26	96,000	95,874
3.75% 12/1/24	35,000	36,725
Ventas Realty LP:
3.125% 6/15/23	38,000	38,742
3.50% 2/1/25	453,000	469,355
3.75% 5/1/24	190,000	199,268
4.125% 1/15/26	34,000	36,803
WP Carey, Inc. 4.00% 2/1/25	65,000	64,906

		3,388,263

TOTAL FINANCIALS		32,295,331

HEALTH CARE – 3.3%
Health Care Providers & Services – 1.2%
CHS / Community Health Systems, Inc. 8.00% 11/15/19	210,000	198,713
HCA Holdings, Inc.:
3.75% 3/15/19	80,000	82,500
4.25% 10/15/19	35,000	36,706
4.75% 5/1/23	5,000	5,231
5.375% 2/1/25	260,000	267,800
5.875% 3/15/22	5,000	5,500
6.50% 2/15/20	520,000	574,600
Kindred Healthcare, Inc. 8.75% 1/15/23	220,000	224,950
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	520,000	546,000
Tenet Healthcare Corp.:
6.75% 6/15/23	5,000	4,756
8.125% 4/1/22	200,000	202,500

		2,149,256

Life Sciences Tools & Services – 0.6%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	870,000	953,529

Pharmaceuticals – 1.5%
AbbVie, Inc. 3.60% 5/14/25	718,000	759,253
Actavis Funding SCS 3.45% 3/15/22	870,000	910,497
Mylan N.V.:
2.50% 6/7/19 (a)	73,000	73,926
3.15% 6/15/21 (a)	569,000	581,594
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	265,000	232,869

		2,558,139

TOTAL HEALTH CARE		5,660,924

	Principal Amount	Value
INDUSTRIALS – 1.0%
Aerospace & Defense – 0.1%
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	$220,000	$218,900

Airlines – 0.3%
Air Canada:
6.75% 10/1/19 (a)	125,000	129,688
7.75% 4/15/21 (a)	220,000	231,825
American Airlines Group, Inc. 5.50% 10/1/19 (a)	100,000	103,125
Southwest Airlines Co. 2.75% 11/6/19	100,000	103,077

		567,715

Commercial Services & Supplies – 0.2%
APX Group, Inc. 6.375% 12/1/19	230,000	236,035
Garda World Security Corp. 7.25% 11/15/21 (a)	130,000	118,625

		354,660

Road & Rail – 0.1%
Hertz Corp. 5.875% 10/15/20	180,000	186,525

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.625% 9/4/18	99,000	99,574
3.375% 6/1/21	72,000	74,520
3.75% 2/1/22	51,000	53,269
4.25% 9/15/24	125,000	131,406
4.75% 3/1/20	125,000	135,000

		493,769

TOTAL INDUSTRIALS		1,821,569

INFORMATION TECHNOLOGY – 1.0%
Communications Equipment – 0.2%
Alcatel-Lucent USA, Inc. 6.45% 3/15/29	240,000	261,000

Semiconductors & Semiconductor Equipment – 0.1%
Qorvo, Inc. 7.00% 12/1/25 (a)	220,000	243,650

Technology Hardware, Storage & Peripherals – 0.7%
Hewlett Packard Enterprise Co.:
3.60% 10/15/20 (a)	954,000	996,757
4.90% 10/15/25 (a)	104,000	110,902
6.35% 10/15/45 (a)	104,000	107,332

		1,214,991

TOTAL INFORMATION TECHNOLOGY		1,719,641

MATERIALS – 0.9%
Containers & Packaging – 0.1%
Ardagh Finance Holdings S.A. (Reg. S) pay-in-kind 8.625% 6/15/19	227,007	232,521

See accompanying notes which are an integral part of the financial statements.

Annual Report	28

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Metals & Mining – 0.8%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	$250,000	$247,500
4.875% 5/14/25 (a)	136,000	136,340
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	228,020
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	214,403
Freeport-McMoRan, Inc. 2.30% 11/14/17	68,000	66,810
Lundin Mining Corp. 7.50% 11/1/20 (a)	220,000	232,100
Steel Dynamics, Inc. 5.50% 10/1/24	220,000	232,100

		1,357,273

TOTAL MATERIALS		1,589,794

TELECOMMUNICATION SERVICES – 2.8%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.:
2.45% 6/30/20	484,000	493,743
3.60% 2/17/23	171,000	180,512
6.30% 1/15/38	276,000	348,972
Embarq Corp. 7.995% 6/1/36	445,000	461,409
Sprint Capital Corp. 6.875% 11/15/28	390,000	351,000
Verizon Communications, Inc.:
2.625% 2/21/20	74,000	76,319
3.45% 3/15/21	390,000	416,044
3.65% 9/14/18	950,000	993,559
5.012% 8/21/54	220,000	241,220

		3,562,778

Media – 0.0%
21st Century Fox America, Inc. 6.15% 2/15/41	65,000	84,323

Wireless Telecommunication Services – 0.7%
Digicel Group Ltd. (Reg. S) 7.125% 4/1/22	260,000	210,600
Digicel Ltd. 6.75% 3/1/23(a)	200,000	182,500
Sprint Corp. 7.875% 9/15/23	390,000	379,076
T-Mobile USA, Inc.:
6.375% 3/1/25	245,000	263,375
6.625% 4/1/23	245,000	261,383

		1,296,934

TOTAL TELECOMMUNICATION SERVICES		4,944,035

UTILITIES – 2.4%
Electric Utilities – 1.8%
Dynegy, Inc. 7.375% 11/1/22	100,000	98,750

	Principal Amount	Value
Emera US Finance LP:
2.15% 6/15/19 (a)	$37,000	$37,443
2.70% 6/15/21 (a)	36,000	36,799
3.55% 6/15/26 (a)	57,000	59,989
Exelon Corp.:
1.55% 6/9/17	21,000	21,040
2.85% 6/15/20	440,000	455,661
3.95% 6/15/25	100,000	109,236
FirstEnergy Corp.:
2.75% 3/15/18	36,000	36,359
4.25% 3/15/23	1,080,000	1,142,148
7.375% 11/15/31	440,000	574,082
IPALCO Enterprises, Inc. 3.45% 7/15/20	154,000	157,850
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	211,835	226,663
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	139,000	161,248

		3,117,268

Independent Power and Renewable Electricity Producers – 0.2%
NRG Energy, Inc. 6.25% 5/1/24	125,000	124,063
The AES Corp. 4.875% 5/15/23	125,000	126,562

		250,625

Multi-Utilities – 0.4%
Dominion Resources, Inc. 2.931% 9/30/66 (b)	22,000	17,380
DPL, Inc. 7.25% 10/15/21	350,000	352,975
NiSource Finance Corp. 5.45% 9/15/20	220,000	247,565
Sempra Energy 6.00% 10/15/39	106,000	137,836

		755,756

TOTAL UTILITIES		4,123,649

TOTAL NONCONVERTIBLE BONDS (Cost $75,464,651)		76,942,526

U.S. Treasury Obligations – 27.8%

U.S. Treasury Bonds:
2.25% 8/15/46	2,616,000	2,625,198
3.00% 11/15/45	2,324,000	2,707,551
U.S. Treasury Inflation Indexed Bonds:
0.75% 2/15/45	442,148	459,802
1.00% 2/15/46	422,126	470,467
1.375% 2/15/44	2,410,534	2,878,250
U.S. Treasury Inflation Indexed Notes:
0.125% 7/15/26	1,206,564	1,208,348
0.375% 7/15/25	1,833,423	1,874,604
0.625% 1/15/26	3,939,580	4,107,170

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Total Bond ETF

Investments – continued

U.S. Treasury Obligations – continued
	Principal Amount	Value
U.S. Treasury Notes:
0.75% 7/31/18	$5,000,000	$4,993,945
1.125% 1/15/2019 to 8/31/2021	17,002,000	16,965,705
1.25% 3/31/21	3,416,000	3,425,339
1.375% 8/31/23	683,000	679,452
1.75% 12/31/20	5,606,000	5,743,302

TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,385,667)		48,139,133

U.S. Government Agency – Mortgage Securities – 15.2%

Fannie Mae – 8.8%
Fannie Mae:
2.50% 7/1/2031 to 7/1/2031	297,635	308,332
2.50% 9/1/31 (c)	250,000	258,244
3.00% 5/1/2027 to 7/1/2046	1,969,516	2,060,854
3.00% 9/1/31 (c)	300,000	314,076
3.00% 10/1/46 (c)	990,000	1,024,573
3.50% 9/1/2029 to 6/1/2046	3,311,653	3,511,021
4.00% 9/1/2041 to 2/1/2046	3,318,690	3,570,858
4.00% 9/1/46 (c)	500,000	535,508
4.50% 8/1/2033 to 2/1/2045	1,307,444	1,443,307
5.00% 2/1/2038 to 1/1/2044	1,232,749	1,373,401
5.50% 6/1/38	300,234	337,412
6.00% 7/1/37	400,308	460,698

TOTAL FANNIE MAE		15,198,284

Freddie Mac – 3.8%
Freddie Mac:
2.50% 7/1/31	92,166	95,475
3.00% 10/1/2028 to 6/1/2046	1,328,335	1,384,840
3.50% 3/1/2032 to 5/1/2046	2,401,368	2,551,850
3.50% 9/1/46 (c)	750,000	789,551
4.00% 1/1/2041 to 1/1/2045	827,145	894,679
4.50% 1/1/42	733,532	805,595
5.50% 6/1/41	66,561	75,430

TOTAL FREDDIE MAC		6,597,420

Ginnie Mae – 2.6%
Ginnie Mae:
3.00% 12/20/2042 to 1/20/2043	346,294	364,313
3.00% 9/1/46 (c)	880,000	921,387

	Principal Amount	Value
3.50% 11/20/2041 to 9/20/2043	$1,249,060	$1,330,412
3.50% 9/1/46 (c)	870,000	923,084
4.00% 12/15/2040 to 11/20/2045	690,248	741,423
4.50% 5/20/2041 to 2/20/2044	198,609	217,327

TOTAL GINNIE MAE		4,497,946

TOTAL U.S. GOVERNMENT AGENCY –MORTGAGE SECURITIES (Cost $26,085,954)		26,293,650

Collateralized Mortgage Obligations – 4.4%

PRIVATE SPONSOR – 4.3%
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.791% 4/10/49 (b)	834,189	840,787
Banc of America Commercial Mortgage Trust Series 2007-5, Class A1A 5.361% 2/10/51	950,113	979,143
BBCMS Trust Series 2015-RRI, Class C 2.558% 5/15/32 (a)(b)	500,000	494,859
BBCMS Trust Series 2015-RRI, Class D 3.408% 5/15/32 (a)(b)	500,000	491,367
CD Mortgage Trust Series 2006-CD3, Class A5 5.617% 10/15/48	1,978	1,976
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA 3.508% 12/15/27 (a)(b)	947,913	937,206
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	34,065	34,283
Commercial Mortgage Loan Trust Series 2008-LS1, Class A1A 6.296% 12/10/49 (b)	763,225	792,956
CSMC Series 2015-TOWN, Class B 2.408% 3/15/17 (a)(b)	14,000	13,753
CSMC Series 2015-TOWN, Class C 2.758% 3/15/17 (a)(b)	13,000	12,728
CSMC Series 2015-TOWN, Class D 3.708% 3/15/17 (a)(b)	20,000	19,611
CSMC Series 2015-TOWN, Class E 4.658% 3/15/17 (a)(b)	101,000	98,577
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.495% 12/15/34 (a)(b)	1,050,000	1,085,429
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.495% 12/15/34 (a)(b)	808,000	813,141

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
GE Commercial Mortgage Corp. Series Trust Series 2007-C1, Class A4 5.543% 12/10/49	$40,000	$40,432
GS Mortgage Securities Trust Series 2006-GG8, Class A4 5.56% 11/10/39	2,625	2,623
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class A5 5.342% 12/15/43	82,000	82,670
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4 5.509% 4/15/47	18,661	18,866
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 6.156% 2/15/51 (b)	640,088	650,498

TOTAL PRIVATE SPONSOR		7,410,905

U.S. GOVERNMENT AGENCY – 0.1%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (d)	145,245	146,886

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,672,357)		7,557,791

Municipal Securities – 2.1%

Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	103,578
Chicago Gen. Oblig. (Taxable Proj.) Series 2014-B, 6.314% 1/1/44	195,000	198,416
Illinois Gen. Oblig. Series 2003:
4.35% 6/1/18	25,667	26,210
4.95% 6/1/23	905,000	954,866
5.10% 6/1/33	1,560,000	1,520,969
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	10,000	10,508
5.877% 3/1/19	30,000	32,547
State of California:
7.30% 10/1/39	450,000	696,353
7.50% 4/1/34	100,000	154,351

TOTAL MUNICIPAL SECURITIES (Cost $3,630,282)		3,697,798

Foreign Government and Government Agency Obligations – 2.0%

Argentina Bonar Bonds 7.00% 4/17/17	863,090	884,188

	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social (Reg. S):
4.00% 4/14/19	$600,000	$607,920
5.50% 7/12/20	200,000	212,190
Brazilian Government International Bond 4.875% 1/22/21	1,000,000	1,062,500
Dominican Republic International Bond (Reg. S) 5.50% 1/27/25	400,000	424,000
Republic of Belarus International Bond 8.95% 1/26/18	250,000	261,250

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,364,808)		3,452,048

Asset-Backed Securities – 0.1%

Invitation Homes Trust Series 2015-SFR3, Class E, 4.257% 8/17/32 (a)(b) (Cost $100,000)	100,000	100,366

Money Market Funds – 6.8%
	Shares
Fidelity Cash Central Fund, 0.42% (e) (Cost $11,765,849)	11,765,849	11,765,849

TOTAL INVESTMENT PORTFOLIO – 102.9% (Cost $175,469,568)		177,949,161

NET OTHER ASSETS (LIABILITIES) – (2.9%)		(5,051,391)

NET ASSETS – 100%		$172,897,770

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,953,408 or 8.1% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Total Bond ETF

Investments – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,360

Other Information

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accomanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$76,942,526	$—	$76,942,526	$—
U.S. Treasury Obligations	48,139,133	—	48,139,133	—
U.S Government Agency – Mortgage Securities	26,293,650	—	26,293,650	—
Collateralized Mortgage Obligations	7,557,791	—	7,557,791	—
Municipal Securities	3,697,798	—	3,697,798	—
Foreign Government and Government Agency Obligations	3,452,048	—	3,452,048	—
Asset-Backed Securities	100,366	—	100,366	—
Money Market Funds	11,765,849	11,765,849	—	—

Total Investments in Securities:	$177,949,161	$11,765,849	$166,183,312	$—

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
United Kingdom	2.4%
Luxembourg	2.1%
Netherlands	1.5%
Brazil	1.1%
Mexico	1.0%
Others (Individually Less Than 1%)	5.1%

102.9%

See accompanying notes which are an integral part of the financial statements.

Annual Report	32

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33	Annual Report

Financial Statements

Statements of Assets and Liabilities
August 31, 2016
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$38,564,842	$129,860,985	$166,183,312
Fidelity Central Funds	2,069,653	4,602,217	11,765,849

Total Investments	$40,634,495	$134,463,202	$177,949,161
Cash	—	4	1,038,031
Receivable for investments sold
Regular delivery	—	—	573,521
Delayed delivery	—	—	7,638,698
Receivable for fund shares sold	2,559,922	—	7,623,247
Interest receivable	423,742	671,567	1,195,367

Total assets	43,618,159	135,134,773	196,018,025

Liabilities
Payable for investments purchased
Regular delivery	2,555,576	164,413	10,200,989
Delayed delivery	—	—	12,409,858
Distributions payable	89,250	161,650	444,432
Accrued management fees	14,378	50,159	64,976

Total liabilities	2,659,204	376,222	23,120,255

Net Assets	$40,958,955	$134,758,551	$172,897,770

Net Assets consist of:
Paid in capital	$40,270,922	$133,560,493	$170,783,890
Distributions in excess of net investment income	(1,029)	(44,345)	(228,595)
Accumulated undistributed net realized gain (loss) on investments	(324,291)	267,954	(137,118)
Net unrealized appreciation (depreciation) on investments	1,013,353	974,449	2,479,593

Net Assets	$40,958,955	$134,758,551	$172,897,770

Shares outstanding	800,000	2,650,000	3,402,000

Net Asset Value, offering price and redemption price per share	$51.20	$50.85	$50.82

Investments at cost – Unaffiliated issuers	$37,551,489	$128,886,536	$163,703,719
Investments at cost – Fidelity Central Funds	2,069,653	4,602,217	11,765,849

Investments at cost	$39,621,142	$133,488,753	$175,469,568

See accompanying notes which are an integral part of the financial statements.

Annual Report	34

Statements of Operations
For the year ended August 31, 2016
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Investment Income
Interest	$1,093,594	$2,817,796	$4,575,726
Income from Fidelity Central Funds	4,387	27,705	29,360

Total income	1,097,981	2,845,501	4,605,086

Expenses
Management fees	133,557	713,401	603,472
Independent trustees’ compensation	128	691	571
Miscellaneous	183	296	266

Total expenses before reductions	133,868	714,388	604,309
Expense reductions	(45)	(198)	(42)

Total expenses	133,823	714,190	604,267

Net investment income (loss)	964,158	2,131,311	4,000,819

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(324,291)	296,312	(55,307)
Net realized gain (loss) on In-kind redemptions	—	745,822	407,191

Total net realized gain (loss)	(324,291)	1,042,134	351,884

Change in net unrealized appreciation (depreciation) on investment securities	2,008,502	1,295,536	5,129,572

Net gain (loss)	1,684,211	2,337,670	5,481,456

Net increase (decrease) in net assets resulting from operations	$2,648,369	$4,468,981	$9,482,275

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity Corporate Bond ETF		Fidelity Limited Term Bond ETF
	Year ended August 31, 2016	Year ended August 31, 2015A	Year ended August 31, 2016	Year ended August 31, 2015A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$964,158	$930,434	$2,131,311	$765,039
Net realized gain (loss)	(324,291)	153,400	1,042,134	391,119
Change in net unrealized appreciation (depreciation)	2,008,502	(995,149)	1,295,536	(321,087)

Net increase (decrease) in net assets resulting from operations	2,648,369	88,685	4,468,981	835,071

Distributions to shareholders from net investment income	(963,800)	(930,800)	(2,196,100)	(744,750)
Distributions to shareholders from net realized gain	(112,800)	—	—	—

Total distributions	(1,076,600)	(930,800)	(2,196,100)	(744,750)

Share transactions
Proceeds from sales of shares	12,606,374	42,570,830	467,363,470	251,016,300
Cost of shares redeemed	(2,371,549)	(12,576,354)	(382,285,392)	(203,699,029)

Net increase (decrease) in net assets resulting from share transactions	10,234,825	29,994,476	85,078,078	47,317,271

Total increase (decrease) in net assets	11,806,594	29,152,361	87,350,959	47,407,592

Net Assets
Beginning of year	29,152,361	—	47,407,592	—

End of year	$40,958,955	$29,152,361	$134,758,551	$47,407,592

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,029)	$(84)	$(44,345)	$20,444

Other Information
Shares
Sold	250,000	850,000	9,300,000	5,000,000
Redeemed	(50,000)	(250,000)	(7,600,000)	(4,050,000)

Net increase (decrease)	200,000	600,000	1,700,000	950,000

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Annual Report	36

Statements of Changes in Net Assets
	Fidelity Total Bond ETF
	Year ended August 31, 2016	Year ended August 31, 2015A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,000,819	$2,119,872
Net realized gain (loss)	351,884	(81,811)
Change in net unrealized appreciation (depreciation)	5,129,572	(2,649,979)

Net increase (decrease) in net assets resulting from operations	9,482,275	(611,918)

Distributions to shareholders from net investment income	(4,227,622)	(2,124,646)

Share transactions
Proceeds from sales of shares	89,877,016	110,841,073
Cost of shares redeemed	(27,848,236)	(2,490,172)

Net increase (decrease) in net assets resulting from share transactions	62,028,780	108,350,901

Total increase (decrease) in net assets	67,283,433	105,614,337

Net Assets
Beginning of year	105,614,337	—

End of year	$172,897,770	$105,614,337

Distributions in excess of net investment income included in net assets at end of year	$(228,595)	$(1,792)

Other Information
Shares
Sold	1,800,000	2,202,000
Redeemed	(550,000)	(50,000)

Net increase (decrease)	1,250,000	2,152,000

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity Corporate Bond ETF
	Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$48.59	$50.06

Income from Investment Operations
Net investment income (loss)B	1.587	1.342
Net realized and unrealized gain (loss)	2.805	(1.448)

Total from investment operations	4.392	(0.106)

Distributions from net investment income	(1.594)	(1.364)
Distributions from net realized gain	(0.188)	—

Total distributions	(1.782)	(1.364)

Net asset value, end of period	$51.20	$48.59

Total ReturnC,D	9.30%	(0.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.45	%G
Expenses net of fee waivers, if any	.45%	.45	%G
Expenses net of all reductions	.45%	.45	%G
Net investment income (loss)	3.24%	2.96	%G
Supplemental Data
Net assets, end of period (000 omitted)	$40,959	$29,152
Portfolio turnover rateH	37%	28	%I,J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	38

Financial Highlights
	Fidelity Limited Term Bond ETF
	Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$49.90	$50.06

Income from Investment Operations
Net investment income (loss)B	0.681	0.623
Net realized and unrealized gain (loss)	0.990	(0.012	)C

Total from investment operations	1.671	0.611

Distributions from net investment income	(0.721)	(0.771)

Total distributions	(0.721)	(0.771)

Net asset value, end of period	$50.85	$49.90

Total ReturnD,E	3.37%	1.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%	.45	%H
Expenses net of fee waivers, if any	.45%	.45	%H
Expenses net of all reductions	.45%	.45	%H
Net investment income (loss)	1.35%	1.37	%H
Supplemental Data
Net assets, end of period (000 omitted)	$134,759	$47,408
Portfolio turnover rateI,J	265%	312	%K

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Annualized.

I	Amount does not include the portfolio activity of any underlying funds.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity Total Bond ETF
	Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$49.08	$50.00

Income from Investment Operations
Net investment income (loss)B	1.463	1.403
Net realized and unrealized gain (loss)	1.813	(0.975)

Total from investment operations	3.276	0.428

Distributions from net investment income	(1.536)	(1.348)

Total distributions	(1.536)	(1.348)

Net asset value, end of period	$50.82	$49.08

Total ReturnC,D	6.84%	0.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.45	%G
Expenses net of fee waivers, if any	.45%	.45	%G
Expenses net of all reductions	.45%	.45	%G
Net investment income (loss)	2.98%	3.10	%G
Supplemental Data
Net assets, end of period (000 omitted)	$172,898	$105,614
Portfolio turnover rateH,I	158%	276	%J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	40

Notes to Financial Statements

For the year ended August 31, 2016

1. Organization.

Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedule of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

41	Annual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2016, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2016 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of year end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$39,621,142	$1,260,191	$(246,838)	$1,013,353
Fidelity Limited Term Bond ETF	133,489,627	1,082,657	(109,082)	973,575
Fidelity Total Bond ETF	175,471,585	3,575,855	(1,098,279)	2,477,576

Annual Report	42

3. Significant Accounting Policies – continued

The tax-based components of distributable earnings as of year end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Corporate Bond ETF	$—	$(324,291)	$1,013,353
Fidelity Limited Term Bond ETF	224,483	—	973,575
Fidelity Total Bond ETF	—	(135,377)	2,477,576

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$—	$(324,291)	$(324,291)
Fidelity Total Bond ETF	—	(135,377)	(135,377)

The tax character of distributions paid was as follows:

August 31, 2016
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity Corporate Bond ETF	$1,076,600	$—	$—	$1,076,600
Fidelity Limited Term Bond ETF	2,196,100	—	—	2,196,100
Fidelity Total Bond ETF	4,227,622	—	—	4,227,622

August 31, 2015
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity Corporate Bond ETF	$930,800	$—	$—	$930,800
Fidelity Limited Term Bond ETF	744,750	—	—	744,750
Fidelity Total Bond ETF	2,124,646	—	—	2,124,646

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund’s Schedule of Investments.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve

43	Annual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Corporate Bond ETF	$15,341,949	$7,986,582
Fidelity Limited Term Bond ETF	299,302,486	49,823,723
Fidelity Total Bond ETF	38,172,046	18,796,467

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$—	$—
Fidelity Limited Term Bond ETF	—	267,142,868
Fidelity Total Bond ETF	—	13,761,597

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .45% of each Fund’s average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense and taxes. The management fee is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statements of Operations, and are as follows:

Amount
Fidelity Corporate Bond ETF	$183
Fidelity Limited Term Bond ETF	296
Fidelity Total Bond ETF	266

During the period, the Funds did not borrow on this line of credit.

Annual Report	44

7. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the year, these credits reduced management fees by the following amounts:

Amount
Fidelity Corporate Bond ETF	$45
Fidelity Limited Term Bond ETF	198
Fidelity Total Bond ETF	42

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

45	Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of the Fidelity Merrimack Street Trust and the Shareholders of Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the “Funds”) at August 31, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, MA

October 21, 2016

Annual Report	46

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity Corporate Bond ETF

From commencement of operations* to August 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	97	20.17%	204	42.40%
25 – <50	31	6.44%	121	25.16%
50 – <75	2	0.42%	21	4.37%
75 – <100	0	—	3	0.62%
100 or above	0	—	2	0.42%
Total	130	27.03%	351	72.97%

*	October 6, 2014.

Fidelity Limited Term Bond ETF

From commencement of operations* to August 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	83	17.26%	228	47.41%
25 – <50	8	1.66%	147	30.56%
50 – <75	3	0.62%	12	2.49%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	94	19.54%	387	80.46%

*	October 6, 2014.

Fidelity Total Bond ETF

From commencement of operations* to August 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	49	10.19%	217	45.12%
25 – <50	4	0.83%	181	37.63%
50 – <75	0	—	27	5.61%
75 – <100	0	—	3	0.62%
100 or above	0	—	0	—
Total	53	11.02%	428	88.98%

*	October 6, 2014.

47	Annual Report

Trustees and Officers (Unaudited)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity’s high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions

Annual Report	48

in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board’s oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

*	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+	The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

49	Annual Report

Trustees and Officers – continued

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
John Engler (1948)
Year of Election or Appointment: 2014
Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006
Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007
Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Annual Report	50

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

+	The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015
Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity’s Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

51	Annual Report

Trustees and Officers – continued

Name, Year of Birth; Principal Occupation
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010
Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013
President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014
Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015
Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)
Year of Election or Appointment: 2016
Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Annual Report	52

Name, Year of Birth; Principal Occupation
John F. Papandrea (1972)
Year of Election or Appointment: 2016
Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015
Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014
Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity’s Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)
Year of Election or Appointment: 2016
Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)
Year of Election or Appointment: 2015
Vice President of Fidelity’s Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR’s Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity’s Bond Funds (2010-2012).

53	Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Corporate Bond ETF	10/03/16	09/30/16	$0.118	$0.00
Fidelity Limited Term Bond ETF	10/03/16	09/30/16	$0.062	$0.00
Fidelity Total Bond ETF	10/03/16	09/30/16	$0.101	$0.00

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Corporate Bond ETF	1%
Fidelity Limited Term Bond ETF	12%
Fidelity Total Bond ETF	7%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Corporate Bond ETF	$533,927
Fidelity Limited Term Bond ETF	$1,418,754
Fidelity Total Bond ETF	$2,316,683

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Annual Report	54

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	163,192,077.17	97.820
Withheld	3,638,249.45	2.180
TOTAL	166,830,326.62	100.000

John Engler
Affirmative	162,861,021.61	97.621
Withheld	3,969,305.01	2.379
TOTAL	166,830,326.62	100.000

Albert R. Gamper, Jr.
Affirmative	162,626,575.44	97.481
Withheld	4,203,751.18	2.519
TOTAL	166,830,326.62	100.000

Robert F. Gartland
Affirmative	162,748,975.23	97.554
Withheld	4,081,351.39	2.446
TOTAL	166,830,326.62	100.000

Abigail P. Johnson
Affirmative	162,998,927.15	97.704
Withheld	3,831,399.47	2.296
TOTAL	166,830,326.62	100.000

Arthur E. Johnson
Affirmative	162,850,329.98	97.615
Withheld	3,979,996.64	2.385
TOTAL	166,830,326.62	100.000

Michael E. Kenneally
Affirmative	162,622,559.78	97.478
Withheld	4,207,766.84	2.522
TOTAL	166,830,326.62	100.000

James H. Keyes
Affirmative	162,344,236.84	97.311
Withheld	4,486,089.78	2.689
TOTAL	166,830,326.62	100.000

Marie L. Knowles
Affirmative	162,740,374.15	97.549
Withheld	4,089,952.47	2.451
TOTAL	166,830,326.62	100.000

Geoffrey A. von Kuhn
Affirmative	162,677,915.63	97.511
Withheld	4,152,410.99	2.489
TOTAL	166,830,326.62	100.000

Proposal 1 reflects trust wide proposal and voting results.

55	Annual Report

Investment Adviser

Fidelity Investments Money Management, Inc.

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

1-800-FIDELITY

FIXETF-UANN-1016 773589.1.0 1.9867356.101	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

As of the end of the period, August 31, 2016, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the “Funds”):

Services Billed by PwC

August 31, 2016 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$77,000	$—	$2,800	$2,900
Fidelity Limited Term Bond ETF	$115,000	$—	$3,700	$4,100
Fidelity Total Bond ETF	$109,000	$—	$3,700	$3,900

August 31, 2015 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$79,000	$—	$6,400	$1,300
Fidelity Limited Term Bond ETF	$98,000	$—	$6,700	$1,300
Fidelity Total Bond ETF	$104,000	$—	$7,300	$1,300

A	Amounts may reflect rounding.
B	Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF commenced operations on October 6, 2014.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2016A	August 31, 2015A,B
Audit-Related Fees	$5,760,000	$4,730,000
Tax Fees	$10,000	$—
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*            *             *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2016 A	August 31, 2015 A,B
PwC	$6,545,000	$6,075,000

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.	Audit Committee of Listed Registrants

The Board of Trustees of Fidelity Merrimack Street Trust has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of August 31, 2016, the members of the audit committee were Elizabeth S. Acton, John Engler, Albert R. Gamper, Jr., Robert F. Gartland, Arthur E. Johnson, Michael E. Kenneally, James H. Keyes, Marie L. Knowles and Mark A. Murray.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2016

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2016